Average Annual Total Returns - VIPContrafundPortfolio-InvestorPRO - VIPContrafundPortfolio-InvestorPRO - VIP Contrafund Portfolio	Apr. 29, 2024
VIP Contrafund Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.36%
Past 5 years	16.56%
Past 10 years	11.52%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%